Expected credit loss measurement - Off-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Provision Matrix [Table]
Total exposure	$ 109,156	$ 113,718	$ 108,284
Provisions for expected credit losses	(192)	(221)	(196)
Total ECL allowances and provisions	(1,107)	(1,148)	(1,165)
Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	22,556	22,496	20,972
Provisions for expected credit losses	(40)	(66)	(41)
Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	3,539	3,459	3,464
Provisions for expected credit losses	(10)	(32)	(6)
Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	1,213	1,318	1,353
Provisions for expected credit losses	(9)	(11)	(8)
Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	12,113	11,428	9,575
Provisions for expected credit losses	(16)	(16)	(17)
Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	2,332	2,545	2,454
Provisions for expected credit losses	(1)	(1)	(1)
Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	2,388	2,680	3,137
Provisions for expected credit losses	(1)	(1)	(1)
Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	37,703	38,039	39,478
Provisions for expected credit losses	(113)	(112)	(114)
Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	22,649	23,698	23,922
Provisions for expected credit losses	(94)	(98)	(100)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	3,985	6,432	1,444
Provisions for expected credit losses	0	0	0
Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	39,756	41,396	40,778
Provisions for expected credit losses	(37)	(40)	(38)
Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	9,123	9,621	7,328
Provisions for expected credit losses	(5)	(7)	(5)
Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	4,354	4,618	5,358
Provisions for expected credit losses	(6)	(5)	(7)
Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	4,660	4,793	5,160
Provisions for expected credit losses	(16)	(15)	(15)
Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	7,697	8,216	8,670
Provisions for expected credit losses	0	0	0
Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	9,162	9,398	9,466
Provisions for expected credit losses	(6)	(6)	(6)
Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	172	280	117
Provisions for expected credit losses	0	0	0
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	5,156	5,355	5,611
Provisions for expected credit losses	(2)	(2)	(3)
Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	517
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total exposure	103,217	107,482	101,971
Provisions for expected credit losses	(112)	(117)	(121)
Total ECL allowances and provisions	(267)	(275)	(282)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	21,381	21,264	19,695
Provisions for expected credit losses	(16)	(17)	(18)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	2,710	2,621	2,567
Provisions for expected credit losses	(3)	(3)	(3)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	1,034	1,154	1,143
Provisions for expected credit losses	(1)	(1)	(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	12,021	11,307	9,491
Provisions for expected credit losses	(11)	(12)	(13)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	2,332	2,545	2,454
Provisions for expected credit losses	0	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	2,387	2,680	3,137
Provisions for expected credit losses	(1)	(1)	(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	35,308	35,827	37,097
Provisions for expected credit losses	(67)	(68)	(72)
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	21,001	21,723	21,811
Provisions for expected credit losses	(60)	(63)	(66)
Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	3,985	6,432	1,444
Provisions for expected credit losses	0	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	37,407	38,616	38,207
Provisions for expected credit losses	(27)	(30)	(28)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	8,931	9,343	7,046
Provisions for expected credit losses	(5)	(5)	(4)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	3,662	3,862	4,599
Provisions for expected credit losses	(1)	(2)	(4)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	4,240	4,254	4,736
Provisions for expected credit losses	(13)	(12)	(11)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	7,693	8,216	8,670
Provisions for expected credit losses	0	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	8,725	8,941	9,000
Provisions for expected credit losses	(4)	(5)	(5)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	172	280	117
Provisions for expected credit losses	0	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	5,136	5,342	5,527
Provisions for expected credit losses	(2)	(2)	(3)
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total exposure	5,712	5,922	6,006
Provisions for expected credit losses	(66)	(64)	(60)
Total ECL allowances and provisions	(250)	(234)	(220)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	1,028	1,072	1,127
Provisions for expected credit losses	(9)	(10)	(8)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	734	736	793
Provisions for expected credit losses	(3)	(4)	(3)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	128	107	164
Provisions for expected credit losses	(1)	(1)	(1)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	92	121	84
Provisions for expected credit losses	(5)	(5)	(4)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	2,359	2,123	2,335
Provisions for expected credit losses	(46)	(44)	(42)
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	1,642	1,916	2,102
Provisions for expected credit losses	(34)	(35)	(34)
Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	2,306	2,715	2,508
Provisions for expected credit losses	(10)	(10)	(10)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	193	278	281
Provisions for expected credit losses	0	(2)	(1)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	687	733	736
Provisions for expected credit losses	(5)	(3)	(3)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	392	503	389
Provisions for expected credit losses	(3)	(3)	(3)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	433	453	462
Provisions for expected credit losses	(2)	(2)	(2)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	18	12	36
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Total exposure	228	314	307
Provisions for expected credit losses	(15)	(39)	(15)
Total ECL allowances and provisions	(590)	(639)	(662)
Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	146	159	150
Provisions for expected credit losses	(15)	(39)	(15)
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	95	102	104
Provisions for expected credit losses	(4)	(26)	0
Lifetime expected credit losses | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	51	57	46
Provisions for expected credit losses	(7)	(9)	(7)
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	0	0
Provisions for expected credit losses	(1)	(1)	(1)
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	37	89	46
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	6	58	9
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	42	65	63
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	5	23	23
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	29	37	35
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	4	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	3	4	4
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	2	2	48
Provisions for expected credit losses	$ 0	$ 0	$ 0